Quarterly Results of Operations (in thousands, unaudited) (Tables)	12 Months Ended
Dec. 31, 2018
Quarterly Financial Information Disclosure [Abstract]
Quarterly Results of Operations

	Quarter Ended
2017	March 31		June 30		September 30		December 31
Revenue (1)	$538,484		$533,229		$538,759		$538,140
Income from operations (1)	216,727	(3)	228,245	(3)	233,165	(3)	232,944	(3)
Net loss	(33,642)	(4)	(22,800)		(29,416)	(4)	(88,956)
Net loss attributable to Intelsat S.A.	(34,570)	(4)	(23,795)		(30,412)	(4)	(89,951)
Net loss per share attributable to Intelsat S.A.:
Basic (2)	$(0.29)		$(0.20)		$(0.26)		$(0.75)
Diluted (2)	(0.29)		(0.20)		(0.26)		(0.75)

	Quarter Ended
2018	March 31		June 30		September 30		December 31
Revenue (1)	$543,782		$537,714		$536,922		$542,771
Income from operations (1)	234,472		237,755		237,269		232,374
Net loss	(65,849)		(45,840)	(5)	(373,642)	(5)	(110,359)	(5)
Net loss attributable to Intelsat S.A.	(66,801)		(46,828)	(5)	(374,631)	(5)	(111,346)	(5)
Net loss per share attributable to Intelsat S.A.:
Basic (2)	$(0.56)		$(0.38)		$(2.74)		$(0.81)
Diluted (2)	(0.56)		(0.38)		(2.74)		(0.81)

(1)
Our quarterly revenue and operating income (loss) are generally not impacted by seasonality, as customer contracts for satellite utilization are generally long-term. Revenue increases are attributable to ASC 606 adjustments. Excluding the impact of ASC 606 adjustments, revenue declines were primarily due to a decrease in revenue from our network services customers, mainly due to declines for enterprise services, wireless infrastructure and point-to-point trunking applications, as well as a decrease in revenue from media customers. These declines were partially offset by an increase in revenue from our network services customers for maritime and mobility applications and an increase in revenue from off-network and third party applications.

(2)
Basic and diluted earnings per share are computed independently for each of the quarters presented. Therefore, the sum of quarterly basic and diluted per share information may not equal annual basic and diluted earnings per share.

(3)
As a result of our adoption of ASU 2017-07 on January 1, 2018, the Company reclassified a net credit for pension and postretirement benefits from operating expenses to other income for the quarters within 2017 to conform to the current year quarters' presentation. See Note 7—Retirement Plan and Other Retiree Benefits for additional details on the impact of the adoption of ASU 2017-07.

(4)
The quarter ended March 31, 2017 includes a $0.5 million gain on early extinguishment of debt related to the Second 2018 Luxembourg Exchange described above. The quarter ended September 30, 2017 includes a $4.6 million loss on early extinguishment of debt related to the July 2017 Intelsat Jackson Senior Notes Refinancing described above.

(5)